United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                    Quarterly Schedule of Portfolio Holdings
                  of Registered Management Investment Companies




                                    811-2993

                      (Investment Company Act File Number)


                         Edward Jones Money Market Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 2/28/07


                 Date of Reporting Period: Quarter ended 5/31/06
                                           ---------------------







Item 1.     Schedule of Investments




EDWARD JONES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
May 31, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    GOVERNMENT AGENCIES--18.2%
  $ 692,500,000   1  Federal Home Loan Bank System Floating Rate Notes, 4.720% - 5.039%, 6/8/2006 - 8/2/2006        $    692,357,978
    276,405,000     Federal Home Loan` Bank System Notes, 2.625% - 4.875%, 7/21/2006 - 2/1/2007                          275,727,656
    414,002,000   2  Federal Home Loan Mortgage Corp. Discount Notes, 4.190% - 5.005%, 9/29/2006 - 5/1/2007              399,842,707
    583,000,000   1  Federal Home Loan Mortgage Corp. Floating Rate Notes, 4.775% - 5.010%, 6/19/2006 - 8/7/2006         582,756,023
    300,375,000     Federal Home Loan Mortgage Corp. Notes, 2.750% - 5.500%, 7/15/2006 - 6/18/2007                       299,958,530
     83,000,000     Federal National Mortgage Association Notes, 3.875% - 4.000%, 5/15/2007 - 5/23/2007                   81,955,791
                       TOTAL GOVERNMENT AGENCIES                                                                       2,332,598,685
                       (AMORTIZED COST $2,332,598,685)
                    REPURCHASE AGREEMENTS--79.3%
    394,509,000     Interest in $2,445,000,000 joint repurchase agreement 4.91%, dated 5/31/2006, under which            394,509,000
                    BNP Paribas Securities Corp. will repurchase U.S. Treasury securities with various maturities to 4/15/2029 for $2,445,333,471 on 6/1/2006.  The market value of the underlying securities at the end of the period was $2,493,900,070.
    236,000,000   3 Interest in $425,000,000 joint repurchase agreement 5.04%, dated 5/15/2006, under which Banc         236,000,000
                    of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $427,856,000 on 7/3/2006.  The market value of the underlying securities at the end of the period was $436,522,352.
    275,000,000   3 Interest in $500,000,000 joint repurchase agreement 5.0725%, dated 4/28/2006, under which            275,000,000
                    Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 4/25/2036 for $506,340,625 on 7/27/2006.  The market value of the underlying securities at the end of the period was $515,300,812.
    248,940,000     Interest in $1,500,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which            248,940,000
                    Bank of America N.A. will repurchase a U.S. Government Agency security with a maturity of
                    7/1/2035 for $1,500,210,417 on 6/1/2006.  The market value of the underlying security at the end of the period was $1,530,000,000.
    400,000,000     Interest in $1,700,000,000 joint repurchase agreement 5.04%, dated 5/31/2006, under which            400,000,000
                    Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 3/17/2021 for $1,700,238,000 on 6/1/2006.  The market value of the underlying securities at the end of the period was $1,734,000,467.
    778,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which            778,000,000
                    Bear Stearns and Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 5/15/2036 for $1,000,140,278 on 6/1/2006.  The market value of the underlying securities at the end of the period was $1,030,001,080.
    680,000,000     Interest in $1,180,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which            680,000,000
                    Countrywide Securities Corp. will repurchase U.S. Government Agency securities with various maturities to 2/25/2044 for $1,180,165,528 on 6/1/2006.  The market value of the underlying securities at the end of the period was $1,209,390,795.
    325,000,000   3 Interest in $500,000,000 joint repurchase agreement 4.89%, dated 4/5/2006, under which               325,000,000
                    Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 5/15/2036 for $504,142,917 on 6/5/2006.  The market value of the underlying securities at the end of the period was $515,000,218.
    325,000,000   3 Interest in $500,000,000 joint repurchase agreement 4.89%, dated 4/5/2006, under which               325,000,000
                    Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 5/25/2036 for $504,075,000 on 6/5/2006.  The market value of the underlying securities at the end of the period was $515,003,041.
    684,000,000     Interest in $1,750,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which            684,000,000
                    Credit Suisse First Boston LLC will repurchase U.S. Government Agency securities with various maturities to 8/16/2043 for $1,750,245,486 on 6/1/2006.  The market value of the underlying securities at the end of the period was $1,802,504,445.
    192,000,000   3 Interest in $375,000,000 joint repurchase agreement 5.02%, dated 5/4/2006, under which               192,000,000
                    Deutsche Bank Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government
                    Agency securities with various maturities to 12/15/2035 for $377,876,042 on 6/29/2006.  The market value of the underlying securities at the end of the period was $389,184,330.
    425,000,000   3 Interest in $950,000,000 joint repurchase agreement 5.04%, dated 5/11/2006, under which              425,000,000
                    Deutsche Bank Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government
                    Agency securities with various maturities to 11/1/2040 for $956,384,000 on 6/29/2006.  The market value of the underlying securities at the end of the period was $985,012,006.
    999,940,000     Interest in $1,200,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which            999,940,000
                    Deutsche Bank Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2036 for $1,200,168,333 on 6/1/2006.  The market value of the underlying securities at the end of the period was $1,224,171,701.
     60,000,000   3 Repurchase agreement 5.01%, dated 5/4/2006, under which Dresdner Kleinwort Wassertstein will          60,000,000
                    repurchase U.S. Government Agency securities with various maturities to 5/15/2033 for
                    $60,267,200 on 6/5/2006.  The market value of the underlying securities at the end of the period was $59,795,926.
    778,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which            778,000,000
                    HSBC Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for $1,000,140,278 on 6/1/2006.  The market value of the underlying securities at the end of the period was $1,020,004,341.
    500,000,000     Interest in $1,000,000,000 joint repurchase agreement 5.04%, dated 5/31/2006, under which            500,000,000
                    ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $1,000,140,000 on 6/1/2006.  The market value of the underlying securities at the end of the period was $1,022,259,471.
    275,000,000     Repurchase agreement 5.04%, dated 5/31/2006, under which J.P. Morgan Securities, Inc. will           275,000,000
                    repurchase U.S. Government Agency securities with various maturities to 3/1/2036 for
                    $275,038,500 on 6/1/2006.  The market value of the underlying securities at the end of the period was $280,502,663.
    499,940,000     Interest in $500,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which J.P.         499,940,000
                    Morgan Securities, Inc. will repurchase U.S. Government Agency securities with various maturities to 6/1/2036 for $500,070,139 on 6/1/2006.  The market value of the underlying securities at the end of the period was $510,000,703.
    499,940,000     Interest in $560,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which              499,940,000
                    Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 5/1/2036 for $560,078,556 on 6/1/2006.  The market value of the underlying securities at the end of the period was $573,878,778.
    200,000,000     Interest in $2,000,000,000 joint repurchase agreement 5.04%, dated 5/31/2006, under which            200,000,000
                    Societe Generale, London will repurchase U.S. Government Agency securities with various maturities to 4/1/2036 for $2,000,280,000 on 6/1/2006.  The market value of the underlying securities at the end of the period was $2,050,357,288.
    325,000,000   3 Interest in $500,000,000 joint repurchase agreement 4.905%, dated 4/5/2006, under which UBS          325,000,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    9/15/2034 for $504,836,875 on 6/15/2006.  The market value of the underlying securities at the end of the period was $518,930,953.
    306,000,000   3 Interest in $750,000,000 joint repurchase agreement 4.935%, dated 4/12/2006, under which UBS         306,000,000
                    Securities LLC will repurchase U.S. Government Agency securities with various maturities to
                    8/15/2032 for $758,019,375 on 6/29/2006.  The market value of the underlying securities at the end of the period was $777,693,764.
    751,721,000     Interest in $3,100,000,000 joint repurchase agreement 5.05%, dated 5/31/2006, under which            751,721,000
                    UBS Securities LLC will repurchase U.S. Treasury securities and U.S. Government Agency securities with various maturities to 5/25/2036 for $3,100,434,861 on 6/1/2006.  The market value of the underlying securities at the end of the period was $3,177,005,067.
                       TOTAL REPURCHASE AGREEMENTS                                                                    10,158,990,000
                       TOTAL INVESTMENTS-97.5%                                                                        12,491,588,685
                       (AT AMORTIZED COST)4
                       OTHER ASSETS AND LIABILITIES-NET-2.5%                                                             314,337,727
                       TOTAL NET ASSETS-100%                                                                        $ 12,805,926,412


     1    Floating rate note with current rate and next reset date shown.

     2    Discount rate at time of purchase.

     3 Although the repurchase date is more than seven days after the date of purchase, the fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

     4    Also represents cost for federal tax purposes. >

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2006.

INVESTMENT VALUATION
The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.




Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Edward Jones Money Market Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        July 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        July 25, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        July 25, 2006